Long-term Debt, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of long-term debt, net
Long-term debt, net consisted of the following (in thousands):

	MARCH 31,	DECEMBER 31,
	2013	2012
Senior secured term loan B facility, interest rate of 4.75% at March 31, 2013 and December 31, 2012 (1) (2)	$975,000	$1,000,000
Mortgage loan, weighted average interest rates of 3.99% and 3.98% at March 31, 2013 and December 31, 2012, respectively (3)	317,621	319,574
First mezzanine loan, interest rate of 9.00% at March 31, 2013 and December 31, 2012 (3)	86,800	87,048
Second mezzanine loan, interest rate of 11.25% at March 31, 2013 and December 31, 2012 (3)	87,103	87,273
Other notes payable, uncollateralized, interest rates ranging from 0.62% to 7.00% and from 0.63% to 7.00% at March 31, 2013 and December 31, 2012, respectively (2)	7,213	9,848
Sale-leaseback obligations (2)	2,375	2,375
Capital lease obligations (2)	1,886	2,112
	1,477,998	1,508,230
Less: current portion of long-term debt	(13,167)	(22,991)
Less: debt discount	(13,137)	(13,790)
Long-term debt, net	$1,451,694	$1,471,449
________________

(1)	At December 31, 2012, $50.0 million of OSI’s outstanding senior secured term loan B facility was at an interest rate of 5.75%.

(2)	Represents obligations of OSI.

(3)	Represents obligations of New PRP (as defined below).

Long-term debt, net consisted of the following (in thousands):

	DECEMBER 31,
	2012	2011
Senior secured term loan B facility, interest rate of 4.75% at December 31, 2012 (1) (2)	$1,000,000	$—
Senior secured term loan facility, interest rate of 2.63% at December 31, 2011 (1) (3)	—	1,014,400
Senior secured pre-funded revolving credit facility, interest rate of 2.63% at December 31, 2011 (1)	—	33,000
Mortgage loan, weighted average interest rate of 3.98% at December 31, 2012 (4)	319,574	—
First mezzanine loan, interest rate of 9.00% at December 31, 2012 (4)	87,048	—
Second mezzanine loan, interest rate of 11.25% at December 31, 2012 (4)	87,273	—
Note payable, weighted average interest rate of 0.98% at December 31, 2011 (4)	—	466,319
First mezzanine note, interest rate of 3.28% at December 31, 2011 (4)	—	88,900
Second mezzanine note, interest rate of 3.53% at December 31, 2011 (4)	—	123,190
Third mezzanine note, interest rate of 3.54% at December 31, 2011 (4)	—	49,095
Fourth mezzanine note, interest rate of 4.53% at December 31, 2011 (4)	—	48,113
Senior notes, interest rate of 10.00% at December 31, 2011 (1)	—	248,075
Other notes payable, uncollateralized, interest rates ranging from 0.63% to 7.00% and from 0.76% to 7.00% at December 31, 2012 and 2011, respectively (1)	9,848	9,094
Sale-leaseback obligations (1)	2,375	2,375
Capital lease obligations (1)	2,112	2,520
Guaranteed debt, interest rate of 2.65% at December 31, 2011 (1)	—	24,500
	1,508,230	2,109,581
Less: current portion of long-term debt	(22,991)	(332,905)
Less: guaranteed debt	—	(24,500)
Less: debt discount	(13,790)	(291)
Long-term debt, net	$1,471,449	$1,751,885
____________________

(1)	Represents obligations of OSI.

(2)	At December 31, 2012, $50.0 million of OSI’s outstanding senior secured term loan B facility was at 5.75%.

(3)	At December 31, 2011, $61.9 million of OSI’s outstanding senior secured term loan facility was at 4.50%.

(4)	Represents obligations of New PRP as of December 31, 2012 and obligations of PRP as of December 31, 2011.

Schedule of maturities of long-term debt
The aggregate mandatory principal payments of total consolidated debt outstanding at December 31, 2012, for the next five years, are summarized as follows (in thousands):

2013	$25,604
2014	23,694
2015	21,547
2016	21,709
2017	463,301
Thereafter	952,375
Total	$1,508,230